                                [NATIONWIDE LOGO]




                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 2001





                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO




APO-719-12/01

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the MFS Variable Account.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.


We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.

                              /s/ Joseph J. Gasper,

                           Joseph J. Gasper, President
                                February 20, 2002



                                       3
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                                       4

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.


We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of CONTRACT OWNERS' EQUITY by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.



STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.


The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                                  MFS VARIABLE

      ACCOUNT STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 2001


ASSETS:
  Investments at fair value:
    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
      4,132,146 shares (cost $67,047,707) .....................................      $ 53,263,363
    Massachusetts Investors Trust - Class A (MFSInvTr)
      1,709,385 shares (cost $30,460,280) .....................................        28,341,608
    MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
      35,781,061 shares (cost $35,781,061) ....................................        35,781,061
    MFS(R) Bond Fund - Class A (MFSBdFd)
      1,582,097 shares (cost $20,439,547) .....................................        19,602,188
    MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
      302,165 shares (cost $14,933,843) .......................................        10,037,935
    MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
      8,686,732 shares (cost $119,883,056) ....................................        77,051,311
    MFS(R) High Income Fund - Class A (MFSHiInc)
      3,723,742 shares (cost $17,628,328) .....................................        14,224,695
    MFS(R) Research Fund - Class A (MFSRsrch)
      1,517,875 shares (cost $34,021,717) .....................................        28,536,044
    MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
      381,644 shares (cost $2,466,058) ........................................         2,419,622
    MFS(R) Total Return Fund - Class A (MFSTotRe)
      3,087,714 shares (cost $46,397,817) .....................................        44,710,104
    Nationwide(R) Separate Account Trust - Money Market Fund Class I (NSATMyMkt)
      1,053,460 shares (cost $1,053,460) ......................................         1,053,460
                                                                                     ------------
          Total investments ...................................................       315,021,391
  Accounts receivable .........................................................            28,625
                                                                                     ------------
          Total assets ........................................................       315,050,016
ACCOUNTS PAYABLE ..............................................................                 -
                                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................      $315,050,016
                                                                                     ============


See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                        Total          MFSGrStk        MFSInvTr        MFSMyMkt          MFSBdFd
                                                    ------------     -----------      ----------     -----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  6,176,945               -          85,636       1,440,596       1,357,856
  Mortality and expense risk charges
    (note 2) ....................................     (4,626,256)       (833,563)       (417,144)       (501,810)       (255,406)
                                                    ------------     -----------      ----------     -----------       ---------
    Net investment income .......................      1,550,689        (833,563)       (331,508)        938,786       1,102,450
                                                    ------------     -----------      ----------     -----------       ---------

  Proceeds from mutual funds shares sold ........     76,924,955      17,642,704       4,730,283      11,632,659       4,349,923
  Cost of mutual fund shares sold ...............    (77,029,735)    (14,411,852)     (3,977,774)    (11,632,659)     (4,559,460)
                                                    ------------     -----------      ----------     -----------       ---------
    Realized gain (loss) on investments .........       (104,780)      3,230,852         752,509               -        (209,537)
  Change in unrealized gain (loss)
    on investments ..............................    (72,410,268)    (23,969,670)     (7,144,193)              -         280,254
                                                    ------------     -----------      ----------     -----------       ---------
    Net gain (loss) on investments ..............    (72,515,048)    (20,738,818)     (6,391,684)              -          70,717
                                                    ------------     -----------      ----------     -----------       ---------
  Reinvested capital gains ......................      1,320,156               -         265,312               -               -
                                                    ------------     -----------      ----------     -----------       ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(69,644,203)    (21,572,381)     (6,457,880)        938,786       1,173,167
                                                    ============     ===========      ==========     ===========       =========


                                                      MFSHiInc         MFSRsrch       MFSStratIncA     MFSTotRe         NSATMyMkt
                                                    ------------     -----------        --------      ----------        --------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  1,578,239               -          76,970       1,481,495          36,771
  Mortality and expense risk charges
    (note 2) ....................................       (198,980)       (442,537)        (12,916)       (611,295)        (13,387)
                                                    ------------     -----------        --------      ----------        --------
    Net investment income .......................      1,379,259        (442,537)         64,054         870,200          23,384
                                                    ------------     -----------        --------      ----------        --------

  Proceeds from mutual funds shares sold ........      4,493,459       6,021,862         453,054       7,751,001         135,427
  Cost of mutual fund shares sold ...............     (6,010,170)     (4,753,938)       (454,274)     (7,529,200)       (135,427)
                                                    ------------     -----------        --------      ----------        --------
    Realized gain (loss) on investments .........     (1,516,711)      1,267,924          (1,220)        221,801               -
  Change in unrealized gain (loss)
    on investments ..............................        195,629     (10,241,847)        (46,436)     (3,112,389)              -
                                                    ------------     -----------        --------      ----------        --------
    Net gain (loss) on investments ..............     (1,321,082)     (8,973,923)        (47,656)     (2,890,588)              -
                                                    ------------     -----------        --------      ----------        --------
  Reinvested capital gains ......................              -               -               -       1,054,844               -
                                                    ------------     -----------        --------      ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     58,177      (9,416,460)         16,398        (965,544)         23,384
                                                    ============     ===========        ========      ==========        ========


                                                       MFSEmGro        MFSWGvt        MFSGrOpp
                                                     ----------      ----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -          79,578          39,804
  Mortality and expense risk charges
    (note 2) ....................................      (157,941)        (20,263)     (1,161,014)
                                                     ----------      ----------     -----------
    Net investment income .......................      (157,941)         59,315      (1,121,210)
                                                     ----------      ----------     -----------

  Proceeds from mutual funds shares sold ........     3,146,398       2,669,712      13,898,473
  Cost of mutual fund shares sold ...............    (3,211,286)     (3,009,695)    (17,344,000)
                                                     ----------      ----------     -----------
    Realized gain (loss) on investments .........       (64,888)       (339,983)     (3,445,527)
  Change in unrealized gain (loss)
    on investments ..............................    (3,968,701)        297,576     (24,700,491)
                                                     ----------      ----------     -----------
    Net gain (loss) on investments ..............    (4,033,589)        (42,407)    (28,146,018)
                                                     ----------      ----------     -----------
  Reinvested capital gains ......................             -               -               -
                                                     ----------      ----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (4,191,530)         16,908     (29,267,228)
                                                     ==========      ==========     ===========


See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                      Total                         MFSGrStk                        MFSInvTr
                                          ----------------------------    --------------------------    --------------------------
                                               2001            2000          2001           2000            2001           2000
                                          -------------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   1,550,689      1,093,414       (833,563)    (1,345,817)      (331,508)      (482,612)
  Realized gain (loss) on investments .        (104,780)    29,385,636      3,230,852      7,727,284        752,509      4,489,644
  Change in unrealized gain (loss)
    on investments ....................     (72,410,268)  (112,242,717)   (23,969,670)   (22,729,280)    (7,144,193)    (6,418,885)
  Reinvested capital gains ............       1,320,156     56,783,698              -      8,100,667        265,312      1,576,687
                                          -------------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (69,644,203)   (24,979,969)   (21,572,381)    (8,247,146)    (6,457,880)      (835,166)
                                          -------------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       7,101,495      9,794,849      1,313,727      2,276,406        231,714        362,561
  Transfers between funds .............               -              -     (4,401,926)     4,988,140       (516,673)    (3,127,444)
  Redemptions .........................     (49,722,616)   (79,687,081)   (10,515,530)   (13,206,772)    (3,458,538)    (7,635,760)
  Annuity benefits ....................        (557,793)      (716,420)       (58,353)       (81,766)       (37,768)       (49,231)
  Annual contract maintenance charges
    (note 2) ..........................        (190,315)      (213,114)       (27,778)       (30,186)       (13,691)       (15,525)
  Contingent deferred sales charges
    (note 2) ..........................         (77,900)      (110,338)       (17,136)       (22,857)        (7,528)       (11,331)
  Adjustments to maintain reserves ....         (31,509)       105,946         (1,268)           284            149         12,399
                                          -------------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .........     (43,478,638)   (70,826,158)   (13,708,264)    (6,076,751)    (3,802,335)   (10,464,331)
                                          -------------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (113,122,841)   (95,806,127)   (35,280,645)   (14,323,897)   (10,260,215)   (11,299,497)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     428,172,857    523,978,984     88,542,470    102,866,367     38,604,996     49,904,493
                                          -------------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 315,050,016    428,172,857     53,261,825     88,542,470     28,344,781     38,604,996
                                          =============    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       3,836,642      4,531,967        361,637        384,485        236,973        300,692
                                          -------------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................         502,178        875,584          6,750         62,418          1,642         14,451
  Units redeemed ......................        (692,310)    (1,570,909)       (76,651)       (85,266)       (28,176)       (78,170)
                                          -------------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       3,646,510      3,836,642        291,736        361,637        210,439        236,973
                                          =============    ===========    ===========    ===========    ===========    ===========

                                                        MFSMyMkt
                                               ---------------------------
                                                  2001             2000
                                               ----------       ----------
INVESTMENT ACTIVITY:
  Net investment income ...............           938,786        1,796,944
  Realized gain (loss) on investments .                 -                -
  Change in unrealized gain (loss)
    on investments ....................                 -                -
  Reinvested capital gains ............                 -                -
                                               ----------       ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           938,786        1,796,944
                                               ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           972,709        1,547,458
  Transfers between funds .............         3,608,112           16,451
  Redemptions .........................        (7,365,548)     (10,379,994)
  Annuity benefits ....................           (50,282)         (64,017)
  Annual contract maintenance charges
    (note 2) ..........................           (28,315)         (31,292)
  Contingent deferred sales charges
    (note 2) ..........................            (6,839)         (10,808)
  Adjustments to maintain reserves ....           (31,943)          11,379
                                               ----------       ----------
      Net equity transactions .........        (2,902,106)      (8,910,823)
                                               ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (1,963,320)      (7,113,879)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        37,761,746       44,875,625
                                               ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        35,798,426       37,761,746
                                               ==========       ==========


CHANGES IN UNITS:
  Beginning units .....................         1,075,619        1,336,896
                                               ----------       ----------
  Units purchased .....................           129,988          508,188
  Units redeemed ......................          (209,009)        (769,465)
                                               ----------       ----------
  Ending units ........................           996,598        1,075,619
                                               ==========       ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    MFSBdFd                     MFSEmGro                    MFSWGvt
                                          --------------------------    ------------------------    -----------------------
                                               2001          2000          2001          2000          2001          2000
                                          ------------    ----------    ----------    ----------    ----------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  1,102,450     1,160,585      (157,941)     (283,172)       59,315      (40,062)
  Realized gain (loss) on investments .       (209,537)     (457,113)      (64,888)    1,958,662      (339,983)    (192,247)
  Change in unrealized gain (loss)
    on investments ....................        280,254       687,658    (3,968,701)   (9,210,314)      297,576      217,481
  Reinvested capital gains ............              -             -             -     1,651,923             -            -
                                          ------------    ----------    ----------    ----------    ----------    ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      1,173,167     1,391,130    (4,191,530)   (5,882,901)       16,908      (14,828)
                                          ------------    ----------    ----------    ----------    ----------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        226,551       322,105       625,422       674,014        25,170       50,971
  Transfers between funds .............      1,521,202      (165,234)     (445,740)    3,463,078    (2,428,478)    (333,810)
  Redemptions .........................     (2,265,388)   (3,419,827)   (1,920,483)   (2,831,283)     (166,356)    (690,519)
  Annuity benefits ....................        (78,983)      (77,101)       (1,724)       (3,678)       (1,073)      (6,588)
  Annual contract maintenance charges
    (note 2) ..........................         (8,969)       (9,803)       (8,467)       (9,526)       (1,239)      (2,286)
  Contingent deferred sales charges
    (note 2) ..........................         (8,476)       (7,091)       (5,664)       (5,860)         (192)      (1,784)
  Adjustments to maintain reserves ....          8,243        16,718          (267)       (1,716)      (38,786)       1,226
                                          ------------    ----------    ----------    ----------    ----------    ---------
      Net equity transactions .........       (605,820)   (3,340,233)   (1,756,923)    1,285,029    (2,610,954)    (982,790)
                                          ------------    ----------    ----------    ----------    ----------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        567,347    (1,949,103)   (5,948,453)   (4,597,872)   (2,594,046)    (997,618)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     19,044,208    20,993,311    15,986,184    20,584,056     2,594,046    3,591,664
                                          ------------    ----------    ----------    ----------    ----------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 19,611,555    19,044,208    10,037,731    15,986,184             -    2,594,046
                                          ============    ==========    ==========    ==========    ==========    =========


CHANGES IN UNITS:
  Beginning units .....................        356,410       421,806       292,106       276,955        51,947       72,133
                                          ------------    ----------    ----------    ----------    ----------    ---------
  Units purchased .....................         34,669        34,426        14,932        87,426           752        1,180
  Units redeemed ......................        (44,937)      (99,822)      (56,494)      (72,275)      (52,699)     (21,366)
                                          ------------    ----------    ----------    ----------    ----------    ---------
  Ending units ........................        346,142       356,410       250,544       292,106             -       51,947
                                          ============    ==========    ==========    ==========    ==========    =========


                                                      MFSGrOpp
                                            ---------------------------
                                                2001            2000
                                            -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (1,121,210)     (1,681,988)
  Realized gain (loss) on investments .      (3,445,527)     10,675,232
  Change in unrealized gain (loss)
    on investments ....................     (24,700,491)    (63,828,051)
  Reinvested capital gains ............               -      38,254,963
                                            -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (29,267,228)    (16,579,844)
                                            -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,580,055       1,423,111
  Transfers between funds .............      (2,793,682)        354,658
  Redemptions .........................     (10,011,073)    (21,715,633)
  Annuity benefits ....................        (122,332)       (197,490)
  Annual contract maintenance charges
    (note 2) ..........................         (55,174)        (64,261)
  Contingent deferred sales charges
    (note 2) ..........................         (14,227)        (25,041)
  Adjustments to maintain reserves ....           8,324          26,922
                                            -----------     -----------
      Net equity transactions .........     (11,408,109)    (20,197,734)
                                            -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (40,675,337)    (36,777,578)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     117,739,355     154,516,933
                                            -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      77,064,018     117,739,355
                                            ===========     ===========


CHANGES IN UNITS:
  Beginning units .....................         579,491         665,513
                                            -----------     -----------
  Units purchased .....................           7,750          39,775
  Units redeemed ......................         (78,307)       (125,797)
                                            -----------     -----------
  Ending units ........................         508,934         579,491
                                            ===========     ===========



                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                      MFSHiInc                        MFSRsrch                    MFSStratIncA
                                          ----------------------------     ---------------------------       ---------------------
                                               2001            2000            2001            2000            2001         2000
                                          ------------      ----------     -----------      ----------       ---------      ------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  1,379,259       1,626,839        (442,537)       (654,205)         64,054           -
  Realized gain (loss) on investments .     (1,516,711)       (865,305)      1,267,924       5,217,027          (1,220)          -
  Change in unrealized gain (loss)
    on investments ....................        195,629      (2,208,474)    (10,241,847)    (12,669,677)        (46,436)          -
  Reinvested capital gains ............              -               -               -       5,538,588               -           -
                                          ------------      ----------     -----------      ----------       ---------      ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         58,177      (1,446,940)     (9,416,460)     (2,568,267)         16,398           -
                                          ------------      ----------     -----------      ----------       ---------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        260,443       1,058,776         395,562         672,403           6,822           -
  Transfers between funds .............        630,789        (428,278)     (1,328,456)     (1,516,316)      2,471,917           -
  Redemptions .........................     (2,632,822)     (3,995,109)     (4,203,953)     (6,389,671)       (113,204)          -
  Annuity benefits ....................        (64,446)        (81,041)        (52,539)        (61,030)         (2,563)          -
  Annual contract maintenance charges
    (note 2) ..........................        (11,306)        (12,539)        (14,734)        (16,418)           (653)          -
  Contingent deferred sales charges
    (note 2) ..........................         (2,017)         (4,899)         (6,932)         (6,002)            (51)          -
  Adjustments to maintain reserves ....         15,682          18,088           5,006          26,186            (414)          -
                                          ------------      ----------     -----------      ----------       ---------      ------
      Net equity transactions .........     (1,803,677)     (3,445,002)     (5,206,046)     (7,290,848)      2,361,854           -
                                          ------------      ----------     -----------      ----------       ---------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (1,745,500)     (4,891,942)    (14,622,506)     (9,859,115)      2,378,252           -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     15,979,839      20,871,781      43,169,113      53,028,228               -           -
                                          ------------      ----------     -----------      ----------       ---------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 14,234,339      15,979,839      28,546,607      43,169,113       2,378,252           -
                                          ============      ==========     ===========      ==========       =========      ======


CHANGES IN UNITS:
  Beginning units .....................        258,419         310,156         216,973         251,005               -           -
                                          ------------      ----------     -----------      ----------       ---------      ------
  Units purchased .....................         14,458          61,315           2,482          16,384         245,271           -
  Units redeemed ......................        (42,710)       (113,052)        (34,712)        (50,416)        (10,264)          -
                                          ------------      ----------     -----------      ----------       ---------      ------
  Ending units ........................        230,167         258,419         184,743         216,973         235,007           -
                                          ============      ==========     ===========      ==========       =========      ======


                                                       MFSTotRe
                                             --------------------------
                                                 2001            2000
                                             ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............         870,200         937,918
  Realized gain (loss) on investments .         221,801         832,452
  Change in unrealized gain (loss)
    on investments ....................      (3,112,389)      3,916,825
  Reinvested capital gains ............       1,054,844       1,660,870
                                             ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (965,544)      7,348,065
                                             ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       1,429,733       1,394,440
  Transfers between funds .............       3,638,470      (3,284,229)
  Redemptions .........................      (7,036,492)     (9,232,465)
  Annuity benefits ....................         (87,730)        (94,478)
  Annual contract maintenance charges
    (note 2) ..........................         (18,744)        (19,817)
  Contingent deferred sales charges
    (note 2) ..........................          (8,838)        (13,077)
  Adjustments to maintain reserves ....          11,807            (430)
                                             ----------      ----------
      Net equity transactions .........      (2,071,794)    (11,250,056)
                                             ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (3,037,338)     (3,901,991)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      47,756,594      51,658,585
                                             ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      44,719,256      47,756,594
                                             ==========      ==========


CHANGES IN UNITS:
  Beginning units .....................         369,752         469,593
                                             ----------      ----------
  Units purchased .....................          41,740          22,829
  Units redeemed ......................         (57,950)       (122,670)
                                             ----------      ----------
  Ending units ........................         353,542         369,752
                                             ==========      ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  NSATMyMkt
                                          --------------------------
                                             2001            2000
                                          -----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    23,384         58,984
  Realized gain (loss) on investments .             -              -
  Change in unrealized gain (loss)
    on investments ....................             -              -
  Reinvested capital gains ............             -              -
                                          -----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        23,384         58,984
                                          -----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        33,587         12,604
  Transfers between funds .............        44,465         32,984
  Redemptions .........................       (33,229)      (190,048)
  Annuity benefits ....................             -              -
  Annual contract maintenance charges
    (note 2) ..........................        (1,245)        (1,461)
  Contingent deferred sales charges
    (note 2) ..........................             -         (1,588)
  Adjustments to maintain reserves ....        (8,042)        (5,110)
                                          -----------      ---------
      Net equity transactions .........        35,536       (152,619)
                                          -----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        58,920        (93,635)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       994,306      1,087,941
                                          -----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,053,226        994,306
                                          ===========      =========


CHANGES IN UNITS:
  Beginning units .....................        37,315         42,733
                                          -----------      ---------
  Units purchased .....................         1,744         27,192
  Units redeemed ......................          (401)       (32,610)
                                          -----------      ---------
  Ending units ........................        38,658         37,315
                                          ===========      =========

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    (a) Organization and Nature of Operations

        MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

           Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
           MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
           MFS(R) Bond Fund - Class A (MFSBdFd)
           MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
           MFS(R) Global Governments Fund - Class A (MFSWGvt) (formerly MFS
             World Governments Fund)*
           MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
           MFS(R) High Income Fund - Class A (MFSHiInc)
           MFS(R) Research Fund - Class A (MFSRsrch)
           MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
           MFS(R) Total Return Fund - Class A (MFSTotRe)
           Nationwide(R) Separate Account Trust - Money Market Fund - Class I
             (NSATMyMkt)
             (managed for a fee by an affiliated investment advisor)
           *At December 31, 2001, contract owners have not invested in this fund.

        The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

        During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

        Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

    Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.


                                                                     (Continued)

                              MFG VARIABLE ACCOUNT

    The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

    The following table provides mortality and expense risk charges by product rates for the year ended December 31, 2001:

                                  Total         MFSGrStk         MFSInvTr          MFSMyMkt           MFSBdFd
                           ------------     ------------     ------------      ------------      ------------
Non Spectrum ........      $      3,543              517                -               652               166
Spectrum ............         4,622,713          833,046          417,144           501,158           255,240
                           ------------     ------------     ------------      ------------      ------------
    Total ...........      $  4,626,256          833,563          417,144           501,810           255,406
                           ============     ============     ============      ============      ============

                              MFSEmGro           MFSWGvt         MFSGrOpp       MFSHiInc             MFSRsrch
                           ------------     ------------     ------------      ------------      ------------
Non Spectrum ........      $          -                -            1,740               155               313
Spectrum ............           157,941           20,263        1,159,274           198,825           442,224
                           ------------     ------------     ------------      ------------      ------------
    Total ...........      $    157,941           20,263        1,161,014           198,980           442,537
                           ============     ============     ============      ============      ============

                           MFSStratIncA        MFSTotRe        NSATMyMkt
                           ------------      ------------    ------------
Non Spectrum ........      $          -                -                -
Spectrum ............            12,916          611,295           13,387
                           ------------     ------------     ------------
    Total ...........      $     12,916          611,295           13,387
                           ============     ============     ============


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.



                                                       CONTRACT                   UNIT           CONTRACT             TOTAL
                                                    EXPENSE RATE*     UNITS    FAIR VALUE      OWNERS' EQUITY        RETURN**
                                                    ---------------   -----    ----------      -------------        ----------
Massachusetts Investors Growth Stock Fund - Class A
   Non-tax qualified
     2001  . . . . . . . . . . . . . . . . . . . . .     1.00%            22  $ 180.757083     $       3,977         -25.55%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.00%           283    242.802557            68,713          -8.15%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%           706    264.338201           186,623          37.37%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%           825    192.429178           158,754          38.60%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%           850    138.838952           118,013          46.67%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%       219,673    188.412415        41,389,120         -25.78%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%       264,430    253.861108        67,128,493          -8.42%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%       281,457    277.213327        78,023,631          36.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       280,157    202.414393        56,707,809          38.18%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       289,531    146.486721        42,412,447          46.23%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        68,068    159.877572        10,882,547         -25.78%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        92,890    215.414123        20,009,818          -8.42%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        98,328    235.229678        23,129,664          36.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%        95,701    171.758959        16,437,504          38.18%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        88,204    124.301472        10,963,887          46.23%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         3,973    174.165990           691,961         -25.78%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         4,035    234.665902           946,877          -8.42%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         3,994    256.252391         1,023,472          36.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         3,999    187.109241           748,250          38.18%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         4,090    135.410415           553,829          46.23%

Massachusetts Investors Trust - Class A
   Tax qualified
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%           16     164.129808             2,626          30.38%
   Non-tax qualified
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%          289     199.617423            57,689           5.89%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%          289     188.520679            54,482          21.72%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%          289     154.878002            44,760          30.38%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%       159,971    136.800938        21,884,183         -17.34%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%       181,190    165.490844        29,985,286          -1.63%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%       235,642    168.230713        39,642,222           5.57%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       278,446    159.361559        44,373,589          21.35%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       312,848    131.320106        41,083,233          29.98%


                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                       CONTRACT                      UNIT           CONTRACT           TOTAL
                                                    EXPENSE RATE*      UNITS      FAIR VALUE      OWNERS' EQUITY      RETURN**
                                                    ---------------    -----      ----------      -------------      ----------
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%          49,525    122.743311         6,078,862         -17.34%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%          54,802    148.485046         8,137,277          -1.63%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%          63,779    150.943364         9,627,017           5.57%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%          83,119    142.985600        11,884,820          21.35%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         103,123    117.825672        12,150,537          29.98%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%             943    130.402601           122,970         -17.34%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%             981    157.750647           154,753          -1.63%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%             982    160.362369           157,476           5.57%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%           1,004    151.908034           152,516          21.35%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%           1,827    125.178102           228,700          29.98%

MFS Series Trust IV - MFS(R) Money Market Fund
   Non-tax qualified
     2001  . . . . . . . . . . . . . . . . . . . . .     1.00%           1,494     42.398388            63,343           2.67%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.00%           1,494     41.297513            61,698           4.85%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%           1,494     39.388969            58,847           3.63%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%           6,827     38.008785           259,486           3.91%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%           6,828     36.580276           249,770           3.86%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         617,345     35.613125        21,985,585           2.35%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         698,413     34.794442        24,300,891           4.53%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         836,061     33.286752        27,829,755           3.32%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       1,006,298     32.218020        32,420,929           3.59%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       1,143,756     31.101395        35,572,407           3.54%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         377,759     35.637871        13,462,527           2.35%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         375,712     34.818619        13,081,773           4.53%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         499,340     33.309883        16,632,957           3.32%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         568,052     32.240409        18,314,229           3.59%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         556,766     31.123008        17,328,233           3.54%

MFS(R) Bond Fund - Class A
   Non-tax qualified
     2001  . . . . . . . . . . . . . . . . . . . . .     1.00%              55     66.019681             3,631           6.69%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.00%              55     61.878057             3,403           7.69%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%              56     57.457644             3,218          -2.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%             342     59.205904            20,248           3.43%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%             595     57.243116            34,060           9.25%

                                                       CONTRACT                          UNIT           CONTRACT          TOTAL
                                                    EXPENSE RATE*      UNITS          FAIR VALUE      OWNERS' EQUITY     RETURN**
                                                    ---------------    -----          ----------      --------------    ----------
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        231,830          55.770083       12,929,178         6.37%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        236,802          52.431142       12,415,799         7.37%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        296,161          48.832757       14,462,358        -3.25%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%        402,734          50.471558       20,326,612         3.12%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        453,678          48.946623       22,206,006         8.92%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        113,477          55.724510        6,323,450         6.37%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        118,772          52.388302        6,222,263         7.37%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        124,805          48.792845        6,089,591        -3.25%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%        144,138          50.430297        7,268,922         3.12%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        147,342          48.906597        7,205,996         8.92%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%            780          55.942416           43,635         6.37%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%            782          52.593159           41,128         7.37%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%            784          48.983649           38,403        -3.25%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%            786          50.627514           39,793         3.12%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%            789          49.097863           38,738         8.92%

MFS(R) Emerging Growth Fund - Class A
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        250,482          40.042529       10,029,933       -26.79%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        292,044          54.694222       15,973,119       -26.35%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        276,955          74.260820       20,566,905        48.13%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%        320,469          50.131190       16,065,492        22.87%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        385,073          40.798757       15,710,500        19.07%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%             62          40.042529            2,483       -26.79%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%             62          54.694222            3,391       -26.35%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%            779          50.131190           39,052        22.87%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%            674          40.798757           27,498        19.07%

MFS(R) Global Governments Fund - Class A
   Tax qualified spectrum
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         44,427          49.344888        2,192,245         0.07%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         63,386          49.309941        3,125,560        -4.76%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         85,861          51.773614        4,445,334         2.79%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        115,417          50.368842        5,813,421        -1.00%
   Non-tax qualified spectrum
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%          7,210          48.108072          346,859         0.07%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%          8,381          48.073994          402,908        -4.76%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         16,423          50.475906          828,966         2.79%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         15,550          49.106357          763,604        -1.00%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                      UNIT             CONTRACT         TOTAL
                                                    EXPENSE RATE*       UNITS     FAIR VALUE       OWNERS' EQUITY     RETURN**
                                                    -------------       -----     ----------       --------------     --------
   Non-tax qualified spectrum (81-225)
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%             310     49.268187            15,273          0.07%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%             367     49.233289            18,069         -4.76%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%             709     51.693122            36,650          2.79%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%             666     50.290543            33,494         -1.00%

MFS(R) Growth Opportunities Fund - Class A
   Non-tax qualified
     2001  . . . . . . . . . . . . . . . . . . . . .     1.00%             553    167.912098            92,855        -25.43%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.00%             902    225.168447           203,102        -12.18%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%           1,102    256.397950           282,551         31.50%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%             830    194.984157           161,837         27.88%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%           1,008    152.474948           153,695         22.05%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         415,059    153.801454        63,836,678        -25.66%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         466,347    206.878418        96,477,130        -12.44%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         540,025    236.283783       127,599,150         31.10%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         633,469    180.233377       114,172,257         27.49%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         732,936    141.368069       103,613,747         21.68%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%          84,891    130.645556        11,090,632        -25.66%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         103,204    175.731410        18,136,184        -12.44%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         114,789    200.709590        23,039,253         31.10%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         152,136    153.097965        23,291,712         27.49%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         172,812    120.084102        20,751,974         21.68%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%           8,431    144.152668         1,215,351        -25.66%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%           9,038    193.899831         1,752,467        -12.44%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%           9,598    221.460448         2,125,577         31.10%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%          11,929    168.926385         2,015,123         27.49%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%          12,840    132.499304         1,701,291         21.68%

MFS(R) High Income Fund - Class A
   Non-tax qualified
     2001  . . . . . . . . . . . . . . . . . . . . .     1.00%             215     70.410701            15,138          0.23%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.00%             217     70.251451            15,245         -7.97%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%             217     76.334509            16,565          5.93%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%             217     72.060325            15,637          0.02%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%             358     72.045586            25,792         11.73%

                                                       CONTRACT                        UNIT           CONTRACT          TOTAL
                                                    EXPENSE RATE*     UNITS         FAIR VALUE     OWNERS' EQUITY      RETURN**
                                                    -------------     -----         ----------     --------------      --------
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%       148,159         60.794859        9,007,306         -0.08%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%       166,438         60.842736       10,126,543         -8.25%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%       214,222         66.310941       14,205,262          5.61%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       279,479         62.788270       17,548,003         -0.28%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       332,136         62.966234       20,913,353         11.39%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        78,180         59.872541        4,680,835         -0.08%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        88,149         59.919692        5,281,861         -8.25%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        91,528         65.304939        5,977,230          5.61%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       119,105         61.835712        7,364,942         -0.28%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       154,453         62.010978        9,577,782         11.39%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         3,613         60.794859          219,652         -0.08%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         3,616         60.842736          220,007         -8.25%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         4,190         66.310941          277,843          5.61%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         4,449         62.788270          279,345         -0.28%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         4,996         62.966234          314,579         11.39%

MFS(R) Research Fund - Class A
   Non-tax qualified
     1999  . . . . . . . . . . . . . . . . . . . . .     1.00%           434        221.469939           96,118         22.58%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%           390        180.672640           70,462         21.69%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%           390        148.464541           57,901         19.32%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%       138,718        157.870166       21,899,434        -22.63%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%       159,948        204.041714       32,636,064         -5.85%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%       186,365        216.708566       40,386,892         22.21%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%       225,728        177.325237       40,027,271         21.33%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%       265,836        146.156474       38,853,652         18.96%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%        45,125        137.942100        6,224,637        -22.63%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%        56,126        178.285383       10,006,445         -5.85%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%        62,991        189.353287       11,927,553         22.21%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%        81,260        154.941343       12,590,534         21.33%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%        93,659        127.707031       11,960,913         18.96%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%           900        156.027411          140,425        -22.63%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%           900        201.660027          181,494         -5.85%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         1,216        214.179022          260,442         22.21%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         1,280        175.255390          224,327         21.33%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         1,318        144.450450          190,386         18.96%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED


                                                       CONTRACT                      UNIT           CONTRACT        TOTAL
                                                    EXPENSE RATE*     UNITS       FAIR VALUE     OWNERS' EQUITY    RETURN**
                                                    -------------     -----       ----------     --------------    --------
MFS(R) Strategic Income Fund - Class A
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         206,350     10.119915         2,088,244       1.20% 7/20/01
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%          28,657     10.119915           290,006       1.20% 7/20/01

MFS(R) Total Return Fund - Class A
   Tax qualified
     1997  . . . . . . . . . . . . . . . . . . . . .     1.00%             131    108.143295            14,167      19.36%
   Non-tax qualified
     1998  . . . . . . . . . . . . . . . . . . . . .     1.00%             146    117.432831            17,145      10.50%
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%         256,837    126.662587        32,531,639      -1.92%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%         271,352    129.147223        35,044,357      17.49%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         359,370    109.920643        39,502,181       0.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         465,417    108.882919        50,675,962      10.17%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         570,631     98.832664        56,396,982      19.00%
   Non-tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%          96,073    122.605160        11,779,046      -1.92%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%          97,604    125.010205        12,201,496      17.49%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%         109,211    106.399516        11,619,998       0.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%         127,066    105.395033        13,392,125      10.17%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%         145,316     95.666722        13,901,905      19.00%
   Non-tax qualified spectrum (81-225)
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%             632    125.430326            79,272      -1.92%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%             797    127.890790           101,929      17.49%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%           1,014    108.851257           110,375       0.95%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%           1,118    107.823630           120,547      10.17%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%             805     97.871152            78,786      19.00%

Nationwide(R) Separate Account Trust - Money Market
Fund Class I
   Tax qualified spectrum
     2001  . . . . . . . . . . . . . . . . . . . . .     1.30%          17,171     27.235006           467,652       2.25%
     2000  . . . . . . . . . . . . . . . . . . . . .     1.30%          16,534     26.635917           440,398       4.66%
     1999  . . . . . . . . . . . . . . . . . . . . .     1.30%          20,531     25.451018           522,535       3.49%
     1998  . . . . . . . . . . . . . . . . . . . . .     1.30%          32,830     24.593912           807,418       3.90%
     1997  . . . . . . . . . . . . . . . . . . . . .     1.30%          41,782     23.669908           988,976       3.89%

                                                       CONTRACT                      UNIT           CONTRACT       TOTAL
                                                    EXPENSE RATE*       UNITS     FAIR VALUE     OWNERS' EQUITY   RETURN**
                                                    -------------       -----     ----------     --------------   --------
      Non-tax qualified spectrum
         2001  . . . . . . . . . . . . . . . . . . .     1.30%          21,487     27.252720             585,579    2.25%
         2000  . . . . . . . . . . . . . . . . . . .     1.30%          20,782     26.653239             553,908    4.66%
         1999  . . . . . . . . . . . . . . . . . . .     1.30%          22,201     25.467570             565,406    3.49%
         1998  . . . . . . . . . . . . . . . . . . .     1.30%          22,624     24.609906             556,775    3.90%
         1997  . . . . . . . . . . . . . . . . . . .     1.30%          26,117     23.685302             618,589    3.89%
                                                                                                    ------------
   2001 Reserves for annuity contracts in payout phase:
      Tax qualified  . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . .            928,378
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,979,872
                                                                                                    ------------
   2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $315,050,016
                                                                                                    ============

   2000 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             64,663
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,909
      Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,504,384
      Non-tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,128,212
                                                                                                    ------------
   2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $428,172,857
                                                                                                    ============

   1999 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             74,006
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             26,228
      Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,980,540
      Non-tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,306,914
                                                                                                    ------------
   1999 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $523,978,984
                                                                                                    ============

   1998 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,104
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             41,989
      Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,737,591
      Non-tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,239,194
                                                                                                    ------------
   1998 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $517,998,737
                                                                                                    ============

   1997 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             57,958
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             59,810
      Tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,494,828
      Non-tax qualified spectrum  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,171,829
                                                                                                    ------------
   1997 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $496,440,654
                                                                                                    ============


 *This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:



     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

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NATIONWIDE LIFE INSURANCE COMPANY
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